Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS) (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Income attributable to ORIX Corporation shareholders from continuing operations	¥ 179,499	¥ 112,144	¥ 79,810
Effect of dilutive securities
Expense related to convertible bond	265	1,329	2,364
Income from continuing operations for diluted EPS computation	¥ 179,764	¥ 113,473	¥ 82,174
Weighted-average shares	1,268,081	1,087,883	1,075,095
Effect of dilutive securities
Conversion of convertible bond	40,057	206,635	244,104
Exercise of stock options	2,117	1,546	1,228
Weighted-average shares for diluted EPS computation	1,310,255	1,296,064	1,320,427
Earnings per share for income attributable to ORIX Corporation shareholders from continuing operations:
Basic	¥ 141.55	¥ 103.09	¥ 74.24
Diluted	¥ 137.20	¥ 87.55	¥ 62.23